Class E Shares : AMREX

Effective March 13, 2017

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks.
You can find the Fund's prospectus and other information about the Fund online at http://www.agfseries2.com/prospectus/. You can also get this information at no cost by calling 800-525-2406 or by sending an e-mail request to reception@americangrowthfund.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Series Two Summary Prospectus - Page 1

Table of Contents

Fee Table, 3	Principal risks of investing in the Fund, 4
Investment Objectives/Goals, 3	Purchase and Sale of Fund Shares, 6
Payments to Broker-Dealers and Other	Risk Return Summary, 3
Financial Intermediaries, 6	Risk/Return Bar Chart and Table, 5
Portfolio Manager, 6	Tax Consequences, 6
Portfolio Turnover, 3	The Investment Adviser, 6
Principal Investment Strategy, 3

Series Two Summary Prospectus - Page 2

Risk Return Summary
Investment Objectives/Goals
The Fund’s primary objective is growth of capital.

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the American Growth Fund. More information about these breakpoints can be found under “Distribution Arrangements” on page 13 of this prospectus.

Class E
SHAREHOLDER FEES: (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering	5.75%
price)
Maximum deferred sales charge (load) as a percentage of original purchase price or 1%
redemption proceeds, whichever is lower
Maximum sales charge (load) imposed on reinvested dividends	None
Redemption Fees	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2016:

Management Fees	1.00%
Distribution and Service (12b-1) fees	0.30%
Other Expenses	7.64%
Total Annual Fund Operating Expenses	8.94%

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class E	$1,501	$2,957	$4,392	$7,514
You would pay the following expenses if you did not redeem your shares:
Class E	$1,401	$2,957	$4,392	$7,514

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over"
its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The
Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. In addition to the principal investment strategy, we may also invest in securities

Series Two Summary Prospectus - Page 3

convertible into common stock in companies involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis industry could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or REITs. These securities may be issued by large companies and also small and mid-sized companies, Micro Cap and REITs. Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue.

Principal risks of investing in the Fund
The primary risks of investing in the Fund are:

General Risk - All investments are subject to inherent risk. Markets can trade in random or cyclical price patterns and prices can fall over time. The value of Series Two can fluctuate as markets fluctuate over long and short periods of time.

Political, Economic and Regulatory Risk - Changes in economic and tax policies, high inflation rates, government instability, and other political or economic actions or factors that may have an adverse effect on Series Two. Governmental and regulatory actions, including law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments. Legislation or regulation may also change the way in which Series Two itself is regulated. Series Two cannot predict the effects of any new governmental regulation or law that may be implemented on the ability of Series Two to invest in certain assets, or the possible effect on our ability to access financial markets, and there can be no assurance that any new governmental regulation will not adversely affect Series Two’s ability to achieve its investment objectives,

Cannabis Industry Risk – The cannabis industry is a very young, fast evolving industry with possible increased exposure to rule changes, changes in laws, increasing regulations, increasing competition which may cause businesses to suddenly close or businesses to shrink as well as the possibility that a company currently operating legally may suddenly find itself exposed to illegal activities.

REITs Risk - Under its modified fundamental investment policies, Series Two may invest in REITs (Real
Estate Investment Trust), including Equity REITs and Mortgage REITs. Equity REITs invest directly in property while Mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real property including declines in the value of real estate, risks related to general and local economic conditions, over building and increased competition, increase in property taxes and operating expenses, and variations in rental income. REITS are dependent on management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs (especially mortgage REITs) are also subject to interest rate risk.
When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rate rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. Mortgage REITs may be affected by the quality of any credit extended to them,

Stock Market Risk - the value of an investment may fluctuate,

Industry and Security Risk - risks relating to an industry as a whole or a company’s prospects for business success,

Management Risk - risks that the Adviser’s assessment of a company’s growth prospects may not be accurate,

Liquidity Risk - Series Two may face increased liquidity risk which is the risk that a given security or asset may not be readily marketable,

Series Two Summary Prospectus - Page 4

Small Cap Risk - small cap stocks tend to have a high exposure to market fluctuations and failure,

Mid Cap Risk - mid cap stocks tend to have a greater exposure to market fluctuations and failure,

Micro Cap Risk - low-priced stocks issued by the smallest of companies. Many microcap companies do not file financial reports with the SEC, so it's hard for investors to get the facts about the company's management, products, services, and finances. Microcap stocks historically have been more volatile and less liquid than the stock of larger companies,

Convertible Security Risk - risk of loss of principal before maturity,

New Issuer Risk - New Issuers have been in the business less than 3 years, may face increased pressures from established companies, new unseasoned management, may be more volatile and may offer less liquidity then larger companies.

Loss of some or all of the money you invest is a risk of investing in Series Two.
Because of the nature of the Fund, you should consider the investment to be a long-term investment that typically provides the best results when held for a number of years.
Please see the Statement of Additional Information for further discussion of risks.

Risk/Return Bar Chart and Table
The bar chart and table are intended to provide you with an indication of the risks of investing in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual returns for Class E shares for 1 year and since inception (February 23, 2011) of Series Two compared to those of the Standard and Poor’s 500 total return. Past performance, before and after taxes, is not predictive of future performance. Sales load and account fees are not reflected in the chart. If the sales load and account fees were included, the returns would be less than those that are shown. Updated performance information for the Fund is available at the Fund’s web site (www.americangrowthfund.com)
or toll free telephone number (800) 525-2406.

Best calendar quarter 12/11 10.01%. Worst calendar quarter 09/11 -20.06%. Year to date performance for the period ended 06/30/2016 was -5.70%.

For the periods ended December
31, 2015	One Year	Since Inception (02/23/2011)
Class E Return before taxes	-6.48%	1.52%
Class E Return after taxes on
Distributions	-6.48%	1.52%
Class E Return after taxes on
Distributions and Sale of Fund	-6.48%	1.52%
Shares
Standard and Poors 500	1.39%	11.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;

Series Two Summary Prospectus - Page 5

Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-
tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
After-tax returns are shown for only Class E and after-tax returns for other Classes will vary.

The Investment Adviser
The investment adviser is Investment Research Corporation. The Investment Advisor and Underwriter are
under common ownership and share many of the same employees.

Portfolio Manager
The Fund is managed by an Investment Committee made up of; Timothy Taggart, the Fund’s President who has been active in the Investment Committee since April of 2011, and Robert Fleck, employee of the
Adviser who has acted in this capacity since April of 2011.

Purchase and Sale of Fund Shares
You can purchase and sell your shares on any business day through your Financial Adviser, by mail by writing to: American Growth Fund, 1636 Logan Street, Denver, CO, 80203, by wire if the purchase or sale is over $1,000 or by calling 800-525-2406 if the purchase or sale is $5,000 or less. When purchasing
Fund shares there is no minimum initial or subsequent amount required. For more information please visit
www.agfseries2.com.

Tax Consequences
Distributions from the Fund’s long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Series Two Summary Prospectus - Page 6